Intangible Assets - Land Use Rights, Net: Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Intangible assets- land use right, net	$ 37,350,012	$ 37,863,464	$ 18,739,297
Use Rights
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	208,271	4,409,149
Finite-Lived Intangible Assets, Amortization Expense, Year Two	833,084	4,409,149
Finite-Lived Intangible Assets, Amortization Expense, Year Three	833,084	4,409,149
Finite-Lived Intangible Assets, Amortization Expense, Year Four	833,084	4,409,149
Finite-Lived Intangible Assets, Amortization Expense, Year Five	833,084	4,409,149
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	33,809,405	6,093,474
Intangible assets- land use right, net	$ 37,350,012	$ 37,863,464	$ 18,739,297